Business acquisitions (West Polaris Narrative) (Details) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
		Jun. 19, 2015	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent (as percent)					50.00%
Gain on bargain purchase	[1]				$ 0	$ 9,300,000	$ 0
$420 West Polaris Facility
Business Acquisition [Line Items]
Maximum borrowing capacity		$ 420,000,000
Seadrill Operating LP
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent (as percent)		58.00%
Seadrill Limited
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (as percent)		42.00%
West Polaris
Business Acquisition [Line Items]
Percentage of voting interests acquired (as percent)		100.00%
Purchase price less debt		$ 204,000,000
Debt outstanding		336,000,000
Consideration transferred, sellers line of credit		$ 50,000,000
Consideration transferred, sellers line of credit, interest rate (as percent)		6.50%
Consideration transferred, sellers line of credit, threshold for operating day rate (as percent)		$ 450,000	$ 490,000
Consideration transferred, sellers line of credit, daily rate (as percent)		$ 653,000
Consideration transferred, sellers line of credit, percentage above threshold for operating day rate (as percent)		50.00%
Total				$ 374,600,000		374,600,000
Seller's credit balance		$ 44,600,000
Contingent consideration		95,300,000
Working capital adjustment		$ 30,700,000
Consideration transferred, sellers line of credit, weighted average cost of capital(in dollars per unit)		8.50%
Drilling unit		$ 575,300,000
Intangible asset - favorable drilling contract		124,300,000
Business acquisition, transaction costs		700,000
Gain on bargain purchase		39,600,000		9,300,000
Provisional information, initial accounting incomplete, adjustment, intangibles			47,900,000
Bargain purchase, reduction of gain recognized, amount				30,300,000
Revenues				131,600,000
Business combination, earnings or loss of acquiree since acquisition date, actual				7,800,000
West Polaris | West Polaris Initial Earn-out
Business Acquisition [Line Items]
Consideration transferred, sellers line of credit, threshold for operating day rate (as percent)		450,000		450,000		450,000
Seller's credit balance		61,800,000
Contingent consideration amount under the agreements, per day amount (up to)		67,600,000		$ 17,500,000		$ 17,500,000
Contingent consideration arrangements, range of outcomes, value, low		0
West Polaris | West Polaris Subsequent Earn-out
Business Acquisition [Line Items]
Seller's credit balance		33,500,000
Contingent consideration arrangements, range of outcomes, value, low		$ 0
Consideration transferred, sellers line of credit, initial earn-out, reduction			$ 17,600,000
West Polaris | Maximum | West Polaris Initial Earn-out
Business Acquisition [Line Items]
Contingent consideration arrangements, utilization		100.00%		100.00%		100.00%
West Polaris | Minimum | West Polaris Initial Earn-out
Business Acquisition [Line Items]
Contingent consideration arrangements, utilization		0.00%		0.00%		0.00%
West Polaris | Minimum | West Polaris Subsequent Earn-out
Business Acquisition [Line Items]
Contingent consideration arrangements, utilization		0.00%		0.00%		0.00%
West Polaris | Trade Accounts Receivable
Business Acquisition [Line Items]
Acquired receivables, fair value		$ 31,900,000

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".